Financial and capital risk management - Sensitivity Analysis - Exposure to Interest Rates (Details) - Interest rate risk R$ in Thousands	12 Months Ended
Jun. 30, 2025 BRL (R$)
Floating interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expense on profit or loss, Scenario 1	R$ 201,958
Expense on profit or loss, Scenario 2	241,195
Expense on profit or loss, Scenario 3	R$ 280,432
CDI rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, adjustment to interest rate basis (in percent)	14.00%
Expense on profit or loss, Scenario 1	R$ 105,090
Expense on profit or loss, Scenario 2	125,046
Expense on profit or loss, Scenario 3	R$ 145,003
IBR Rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, adjustment to interest rate basis (in percent)	8.73%
Expense on profit or loss, Scenario 1	R$ 24,802
Expense on profit or loss, Scenario 2	29,715
Expense on profit or loss, Scenario 3	R$ 34,627
CDI rate | Agribusiness Receivables Certificates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, adjustment to interest rate basis (in percent)	15.00%
Expense on profit or loss, Scenario 1	R$ 72,066
Expense on profit or loss, Scenario 2	86,434
Expense on profit or loss, Scenario 3	R$ 100,802